SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
10.	SUBSEQUENT EVENTS

On January 7, 2015, the Company declared a cash dividend of $0.45 per share with respect of the results for the fourth quarter of 2014, which was paid on February 5, 2015.

On January 26, 2015, the Company took delivery of NAO Viking and NAO Storm, increasing its fleet to eight operative vessels.

On March 16, 2015, the Company expanded its 2013 Credit Facility to $150 million from $60 million. The new maturity of the credit facility is March 2020.